Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2020
Disclosure Text Block
Popular, Inc (Holding Company Only) Financial Information

Note 37 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2020 and 2019, and the results of its operations and cash flows for the years ended December 31, 2020, 2019 and 2018.

Condensed Statements of Condition
	December 31,
(In thousands)	2020	2019
ASSETS
Cash and due from banks (includes $69,299 due from bank subsidiary (2019 - $56,008))	$69,299	$55,956
Money market investments	111,596	221,598
Debt securities held-to-maturity, at amortized cost (includes $8,726 in common securities from statutory trusts (2019 - $8,726))[1]	8,726	8,726
Equity securities, at lower of cost or realizable value	16,049	10,744
Investment in BPPR and subsidiaries, at equity	4,327,188	4,233,046
Investment in Popular North America and subsidiaries, at equity	1,733,411	1,749,518
Investment in other non-bank subsidiaries, at equity	271,129	260,501
Other loans	31,473	32,027
Less - Allowance for credit losses	311	410
Premises and equipment	5,322	3,893
Investment in equity method investees	88,272	75,739
Other assets (includes $5,518 due from subsidiaries and affiliate (2019 - $4,353))	35,002	25,087
Total assets	$6,697,156	$6,676,425

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$587,386	$586,119
Other liabilities (includes $3,779 due to subsidiaries and affiliate (2019 - $2,109))	81,148	73,596
Stockholders’ equity	6,028,622	6,016,710
Total liabilities and stockholders’ equity	$6,697,156	$6,676,425
[1] Refer to Note 17 to the consolidated financial statements for information on the statutory trusts.
Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2020	2019	2018
Income:
Dividends from subsidiaries	$586,000	$408,000	$453,200
Interest income (includes $2,290 due from subsidiaries and affiliates (2019 - $4,237; 2018 - $6,121))	4,949	6,669	8,366
Earnings from investments in equity method investees	17,841	17,279	15,498
Other operating income	1	1	253
Net gain (loss), including impairment, on equity securities	1,494	988	(777)
Total income	610,285	432,937	476,540
Expenses:
Interest expense	38,528	38,528	51,218
Provision (reversal) for credit losses	95	256	(251)
Loss on early extinguishment of debt	-	-	12,522
Operating (income) expenses (includes expenses for services provided by subsidiaries and affiliate of $13,140 (2019 - $14,400 ; 2018 - $10,511)), net of reimbursement by subsidiaries for services provided by parent of $138,729 (2019 - $106,725 ; 2018 - $90,807)	(921)	80	3,656
Total expenses	37,702	38,864	67,145
Income before income taxes and equity in undistributed (losses) earnings of subsidiaries	572,583	394,073	409,395
Income tax expense	17	-	-
Income before equity in undistributed (losses) earnings of subsidiaries	572,566	394,073	409,395
Equity in undistributed (losses) earnings of subsidiaries	(65,944)	277,062	208,763
Net income	$506,622	$671,135	$618,158
Comprehensive income, net of tax	$866,551	$929,171	$540,836
Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2020	2019	2018
Cash flows from operating activities:
Net income	$506,622	$671,135	$618,158
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	65,944	(277,062)	(208,763)
Provision (reversal) for credit losses	95	256	(251)
Amortization of intangibles	98	96	41
Net accretion of discounts and amortization of premiums and deferred fees	1,233	1,240	2,022
Share-based compensation	5,770	7,927	7,441
Earnings from investments under the equity method, net of dividends or distributions	(15,510)	(14,948)	(14,333)
Loss on early extinguishment of debt	-	-	12,522
Net (increase) decrease in:
Equity securities	(5,305)	(4,051)	(1,583)
Other assets	(8,327)	1,134	344
Net (decrease) increase in:
Interest payable	-	-	(10,288)
Other liabilities	2,470	2,508	8,059
Total adjustments	46,468	(282,900)	(204,789)
Net cash provided by operating activities	553,090	388,235	413,369
Cash flows from investing activities:
Net decrease (increase) in money market investments	110,000	(45,000)	70,000
Net repayments on other loans	587	677	536
Capital contribution to subsidiaries	(10,000)	(9,000)	(87,000)
Return of capital from wholly owned subsidiaries	12,500	13,000	13,000
Return of capital from equity method investments	131	-	-
Acquisition of premises and equipment	(2,667)	(1,289)	(1,099)
Proceeds from sale of premises and equipment	285	3	293
Net cash provided by (used in) investing activities	110,836	(41,609)	(4,270)
Cash flows from financing activities:
Payments of notes payable	-	-	(448,518)
Payments of debt extinguishment	-	-	(12,522)
Proceeds from issuance of notes payable	-	-	293,819
Proceeds from issuance of common stock	15,175	13,451	11,653
Payments for repurchase of reedemable preferred stock	(28,017)	-	-
Dividends paid	(133,645)	(115,810)	(105,441)
Net payments for repurchase of common stock	(500,705)	(250,571)	(125,731)
Payments related to tax withholding for share-based compensation	(3,394)	(5,420)	(2,201)
Net cash used in financing activities	(650,586)	(358,350)	(388,941)
Net increase (decrease) in cash and due from banks, and restricted cash	13,340	(11,724)	20,158
Cash and due from banks, and restricted cash at beginning of period	56,554	68,278	48,120
Cash and due from banks, and restricted cash at end of period	$69,894	$56,554	$68,278

Popular, Inc. (parent company only) received dividend distributions from its direct equity method investees amounting to $2.3 million for the year ended December 31, 2020 (2019 - $2.3 million; 2018 - $1.2 million). Also, received dividend distributions from PIBI amounting to $12.5 million (2019 - $13.0 million; 2018 - $13.0 million) which main source of income is derived from its investment in BHD and was recorded as a reduction to the investment.

Notes payable include junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I and Popular Capital Trust II and medium-term notes. Refer to Note 17 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2020:

Year	(In thousands)
2021	$-
2022	-
2023	296,574
2024	-
2025	-
Later years	290,812
Total	$587,386